Pension and Other Postretirement Benefit Plans 7 (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013
Successor [Member]
Change in Plan Assets:
Fair value of plan assets at the end of the year	$ 3,654	$ 3,635
Successor [Member] | Level 3 [Member]
Change in Plan Assets:
Fair value of plan assets at the beginning of the year	268	308
Acquisitions	8	229
Transfers Out	0	0
Dispositions	(1)	(46)
Realized Gain /(Loss)	1	(2)
Unrealized Gain /(Loss)	32	58
Fair value of plan assets at the end of the year	308	547
Successor [Member] | Fixed Income Funds [Member]
Change in Plan Assets:
Fair value of plan assets at the end of the year	942	1,711
Successor [Member] | Fixed Income Funds [Member] | Level 3 [Member]
Change in Plan Assets:
Fair value of plan assets at the beginning of the year	11	11
Acquisitions	0	224
Transfers Out	0	0
Dispositions	0	(22)
Realized Gain /(Loss)	0	0
Unrealized Gain /(Loss)	0	13
Fair value of plan assets at the end of the year	11	226
Successor [Member] | Other Investments [Member]
Change in Plan Assets:
Fair value of plan assets at the end of the year	297	321
Successor [Member] | Other Investments [Member] | Level 3 [Member]
Change in Plan Assets:
Fair value of plan assets at the beginning of the year	257	297
Acquisitions	8	5
Transfers Out	0	0
Dispositions	(1)	(24)
Realized Gain /(Loss)	1	(2)
Unrealized Gain /(Loss)	32	45
Fair value of plan assets at the end of the year	297	321
Predecessor [Member]
Change in Plan Assets:
Fair value of plan assets at the end of the year			3,380
Predecessor [Member] | Level 3 [Member]
Change in Plan Assets:
Fair value of plan assets at the beginning of the year			226
Acquisitions			59
Transfers Out			(10)
Dispositions			(4)
Realized Gain /(Loss)			(7)
Unrealized Gain /(Loss)			4
Fair value of plan assets at the end of the year			268
Predecessor [Member] | Fixed Income Funds [Member]
Change in Plan Assets:
Fair value of plan assets at the end of the year			980
Predecessor [Member] | Fixed Income Funds [Member] | Level 3 [Member]
Change in Plan Assets:
Fair value of plan assets at the beginning of the year			10
Acquisitions			0
Transfers Out			0
Dispositions			0
Realized Gain /(Loss)			0
Unrealized Gain /(Loss)			1
Fair value of plan assets at the end of the year			11
Predecessor [Member] | Other Investments [Member]
Change in Plan Assets:
Fair value of plan assets at the end of the year			257
Predecessor [Member] | Other Investments [Member] | Level 3 [Member]
Change in Plan Assets:
Fair value of plan assets at the beginning of the year			216
Acquisitions			59
Transfers Out			(10)
Dispositions			(4)
Realized Gain /(Loss)			(7)
Unrealized Gain /(Loss)			3
Fair value of plan assets at the end of the year			$ 257